11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 41	$ 151
Concession agreements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1	111
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	35	35
Intangibles identified in acquisitions of companies [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5	$ 5